Warrants (Details) - Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Rollover Warrants [Member]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	115.00%	115.00%
Expected term (years)	6 years	6 years
Risk-free interest rate	0.85%	0.85%
Expected dividend yield	0.00%	0.00%
Class A Common Stock Warrants [Member]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	47.00%	47.00%
Expected term (years)	5 years	5 years
Risk-free interest rate	1.54%	1.54%
Expected dividend yield	0.00%	0.00%
Class A Placement Agent Common Stock Warrants [Member]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	47.00%	47.00%
Expected term (years)	5 years	5 years
Risk-free interest rate	1.54%	1.54%
Expected dividend yield	0.00%	0.00%
Class B Common Stock Warrants [Member]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	144.00%	144.00%
Expected term (years)	5 years	5 years
Risk-free interest rate	2.69%	2.69%
Expected dividend yield	0.00%	0.00%
Class B Placement Agent Common Stock Warrants [Member]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	144.00%	144.00%
Expected term (years)	5 years	5 years
Risk-free interest rate	2.69%	2.69%
Expected dividend yield	0.00%	0.00%